Investment securities (Tables)	3 Months Ended
Jan. 31, 2023
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Disclosure of Carrying Value Of Banks Investment Securities Per Measurement Category
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	January 31 2023	October 31 2022
Debt investment securities measured at FVOCI	$82,431	$81,271
Debt investment securities measured at amortized cost	24,195	23,610
Equity investment securities designated at FVOCI	2,679	3,439
Equity investment securities measured at FVTPL	1,636	1,626
Debt investment securities measured at FVTPL	63	62
Total investment securities	$111,004	$110,008

Disclosure of Unrealized Gains and Losses on Fair Value through Other Comprehensive Income Securities
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at January 31, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$10,122	$6	$266	$9,862
Canadian provincial and municipal debt	6,728	16	319	6,425
U.S. treasury and other U.S. agency debt	36,609	75	1,849	34,835
Other foreign government debt	30,141	72	924	29,289
Other debt	2,084	6	70	2,020
Total	$85,684	$175	$3,428	$82,431

As at October 31, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$11,372	$4	$374	$11,002
Canadian provincial and municipal debt	5,860	1	432	5,429
U.S. treasury and other U.S. agency debt	37,690	80	2,534	35,236
Other foreign government debt	28,794	27	1,135	27,686
Other debt	1,989	1	72	1,918
Total	$85,705	$113	$4,547	$81,271

Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost
(b) Debt investment securities measured at amortized cost

	As at
	January 31, 2023		October 31, 2022
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value
Canadian federal and provincial government issued or guaranteed debt	$8,719	$8,987	$8,684	$9,024
U.S. treasury and other U.S. agency debt	12,874	13,600	12,212	13,042
Other foreign government debt	1,493	1,497	1,459	1,470
Corporate debt	120	111	88	74
Total	$23,206	$24,195	$22,443	$23,610

(1)	Net of allowances of $1 (October 31, 2022 – $1).

Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income
(c) Equity investment securities designated at fair value through other comprehensive income (FVOCI)
The Bank has designated certain instruments at FVOCI shown in the following table as these equity securities are held for strategic purposes.

As at January 31, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$2,313	$508	$142	$2,679
Total	$2,313	$508	$142	$2,679

As at October 31, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$3,175	$487	$223	$3,439
Total	$3,175	$487	$223	$3,439